Leases (Details) - Schedule of information on leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Information on Leases [Abstract]
Interest expense on lease liabilities	$ 258	$ 210	$ 5
Expenses on short-term leases			52
Total cash outflow for leases	$ 2,240	$ 1,175	$ 57